Accounts receivable, net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, net
Accounts receivable	$ 35,137,000	$ 27,100,000
Less: Allowance for doubtful accounts	(7,604,000)	(7,709,000)	$ (31,000)	$ (119,000)
Accounts receivable, net	$ 27,533,000	$ 19,391,000